RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
21	RELATED PARTY TRANSACTIONS

The Company’s policy is to conduct all transactions and settle all balances with related parties on market terms and conditions for those in the normal course of business. Transactions between the Company and its consolidated entities have been eliminated on consolidation and are not disclosed in this note.

Key Management Personnel

The Company’s key management personnel are comprised of members of the Board and the executive team which consists of the Chief Executive Officer, Chief Financial Officer, Chief Commercial Officer, and Chief Technology Officer.

Transactions with Shareholders, Key Management Personnel and Members of the Board of Directors

Transactions recorded in the consolidated statements of loss and comprehensive loss between the Company and its shareholders, key management personnel and Board of Directors are set out in aggregate as follows:

	Year Ended December 31,
	2024	2023
Salaries and subcontractors	(3,521)	(4,255)
Share based compensation	(698)	(1,688)
Professional fees	—	(163)
	(4,219)	(6,106)

Transactions with Wild Streak and Spin Vendors

Certain vendors in the sale of Wild Streak and Spin subsequently became employees of the Company. Transactions recorded in the consolidated statements of loss and comprehensive loss between the Company and these employees are set out in aggregate as follows:

	Year Ended December 31,
	2024	2023
Salaries and subcontractors	(1,858)	(2,292)
Share based compensation	(16)	(74)
Gain (Loss) on remeasurement of deferred consideration	132	(440)
Interest and financing fees	(1,045)	(403)
	(2,787)	(3,209)

21	RELATED PARTY TRANSACTIONS (CONTINUED)

Balances due to/from key management personnel, Board of Directors and Wild Streak and Spin vendors who subsequently became employees of the Company are set out in aggregate as follows:

	As at	As at
	December 31,	December 31,
	2024	2023
Consolidated statements of financial position
Trade and other receivables	—	40
Trade payables and other liabilities	(1,857)	(1,945)
Deferred consideration - current	(1,244)	(1,513)
Deferred consideration - non-current	—	(1,426)
Loans payable	(6,579)	—
Net related party payable	(9,680)	(4,844)

Other transactions with key management personnel, Board of Directors and Wild Streak and Spin vendors who subsequently became employees of the Company are set out in aggregate as follows:

	Year Ended December 31,
	2024	2023
Consolidated statements of changes in equity
Shares issued as deferred consideration to Wild Streak Vendors
Shares to be issued	(3,491)	(3,491)
Share capital	3,491	3,491
Shares issued as consideration to Spin Vendors
Share capital	2,139	1,104
Exercise of DSUs, RSUs and FSOs
Contributed surplus	(2,698)	—
Share capital	2,968	—
Net movement in equity	2,409	1,104

	Year Ended December 31,
	2024	2023
Consolidated statements of cash flows
Proceeds from loan	6,532	—
Interest paid on loan	(454)	—
Proceeds from exercise of options	270	—
Net cash inflow	6,348	—